UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21242
Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
September 30, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 101.2% (62.4% of Total Investments)

	Capital Markets – 9.7%

725	BNY Capital Trust V, Series F	5.950%	A	$13,180
541,100	Deutsche Bank Capital Funding Trust II	6.550%	A	7,845,950
11,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	165,410
12,000	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	172,200
42,087	JP Morgan Chase & Company	8.625%	A	1,051,754
61,894	Merrill Lynch Preferred Capital Trust III	7.000%	A3	897,463
21,200	Merrill Lynch Preferred Capital Trust IV	7.120%	A3	307,188
88,000	Merrill Lynch Preferred Capital Trust V	7.280%	A3	1,293,600
147,223	Morgan Stanley Capital Trust III	6.250%	A2	1,690,120
2,462	Morgan Stanley Capital Trust V	5.750%	A2	26,565
23,400	Morgan Stanley Capital Trust VI	6.600%	A2	276,120
14,218	Morgan Stanley Capital Trust VII	6.600%	A2	168,483

	Total Capital Markets			13,908,033

	Commercial Banks – 16.5%

34,700	ASBC Capital I	7.625%	A3	624,253
25,400	BAC Capital Trust V	6.000%	A	457,200
191,994	Banco Santander Finance	6.800%	Aa3	3,263,898
17,612	Banco Santander Finance	6.500%	A+	291,126
246,100	Banesto Holdings, Series A, 144A	10.500%	A1	6,367,838
29,728	Barclays Bank PLC	8.125%	Aa3	508,349
44,500	Cobank Agricultural Credit Bank	7.000%	N/R	2,121,137
16,000	Cobank Agricultural Credit Bank	0.000%	A	805,989
142,409	Fifth Third Capital Trust VI	7.250%	A-	1,303,042
12,216	Fleet Capital Trust VIII	7.200%	Aa3	218,666
119,502	HSBC Finance Corporation	6.875%	AA-	2,393,625
37,399	National Bank of Greece SA	9.000%	AAA-	747,980
180,268	National City Capital Trust II	6.625%	Baa1	1,063,581
30,000	PNC Capital Trust	6.125%	A2	553,500
75,465	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	728,237
37,944	Wells Fargo Capital Trust VII	5.850%	AA-	688,684
77,100	Zions Capital Trust B	8.000%	Baa1	1,522,725

	Total Commercial Banks			23,659,830

	Diversified Financial Services – 8.6%

300,215	BAC Capital Trust XII	6.875%	A	5,764,128
4,600	Citigroup Capital Trust VIII	6.950%	A1	77,004
6,588	Citigroup Capital X	6.100%	A1	88,609
4,829	Citigroup Capital XV	6.500%	A1	67,606
29,100	Citigroup Capital XX	7.875%	A1	531,075
146,300	Citigroup Inc., Series M	8.125%	A	2,413,950
78,000	General Electric Capital Corporation	6.050%	AAA	1,622,400
125,700	ING Groep N.V.	7.050%	A	1,654,212
10,100	ING Groep N.V.	6.125%	A	121,200

	Total Diversified Financial Services			12,340,184

	Diversified Telecommunication Services – 3.2%

166,088	AT&T Inc.	6.375%	A	3,853,242
3,300	BellSouth Capital Funding (CORTS)	7.120%	A	77,756
4,600	BellSouth Corporation (CORTS)	7.000%	A	102,350
26,600	Verizon Communications (CORTS)	7.625%	A	585,200

	Total Diversified Telecommunication Services			4,618,548

	Electric Utilities – 8.0%

53,800	Entergy Louisiana LLC	7.600%	A-	1,223,412
201,047	Entergy Mississippi Inc.	7.250%	A-	4,784,919
21,800	FPL Group Capital Inc.	7.450%	BBB+	536,498
22,300	FPL Group Capital Inc.	6.600%	BBB+	466,962
2,000	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	34,220
33,018	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	607,861
33,400	PPL Energy Supply LLC	7.000%	BBB	768,200
131,500	Xcel Energy Inc.	7.600%	BBB-	3,077,100

	Total Electric Utilities			11,499,172

	Food Products – 0.4%

11,000	Dairy Farmers of America Inc., 144A	7.875%	BBB-	585,750

	Insurance – 17.6%

500	Aegon N.V.	6.875%	A-	4,395
385,838	Aegon N.V.	6.375%	A-	3,291,198
5,100	AIG Capital Securities, Series 2002-11 (SATURNS)	6.000%	A3	21,522
30,792	AMBAC Financial Group Inc.	5.950%	A	153,960
193,549	Arch Capital Group Limited	8.000%	BBB-	3,929,045
53,300	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	916,760
139,100	Delphi Financial Group, Inc.	8.000%	BBB+	2,221,427
92,100	Delphi Financial Group, Inc.	7.376%	BBB-	1,326,240
110,367	EverestRe Capital Trust II	6.200%	Baa1	1,572,730
145,575	Financial Security Assurance Holdings	6.250%	AA-	759,902
174,900	PartnerRe Limited, Series C	6.750%	BBB+	2,842,125
2,100	PartnerRe Limited, Series D	6.500%	BBB+	35,448
67,300	PLC Capital Trust III	7.500%	BBB+	881,630
72,300	PLC Capital Trust IV	7.250%	BBB+	983,280
4,900	PLC Capital Trust V	6.125%	BBB+	58,800
296,300	Protective Life Corporation	7.250%	BBB	4,118,570
78,644	Prudential PLC	6.750%	A-	829,694
73,466	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,120,357
3,300	RenaissanceRe Holdings Limited	6.600%	BBB	47,916

	Total Insurance			25,114,999

	Media – 7.7%

70,000	CBS Corporation	6.750%	BBB	1,119,300
136,800	Comcast Corporation	7.000%	BBB+	2,660,760
19,000	Comcast Corporation	7.000%	BBB+	364,610
136,300	Comcast Corporation	6.625%	Baa2	2,412,510
249,300	Viacom Inc.	6.850%	BBB	4,462,470

	Total Media			11,019,650

	Oil, Gas & Consumable Fuels – 2.8%

195,200	Nexen Inc.	7.350%	Baa3	3,962,560

	Pharmaceuticals – 0.2%

8,600	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	187,050
4,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	110,400

	Total Pharmaceuticals			297,450

	Real Estate/Mortgage – 24.5%

29,400	BRE Properties, Series C	6.750%	BBB-	531,258
8,229	BRE Properties, Series D	6.750%	BBB-	146,641
171,200	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	2,809,392
32,000	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	449,920
112,900	Duke Realty Corporation, Series L	6.600%	BBB	1,743,176
136,700	Duke Realty Corporation, Series N	7.250%	BBB-	2,020,426
55,651	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	918,241
144,229	HRPT Properties Trust, Series B	8.750%	BBB-	2,466,316
131,111	HRPT Properties Trust, Series C	7.125%	BBB-	2,130,554
180,908	Kimco Realty Corporation, Series G	7.750%	BBB+	3,692,332
14,500	Prologis Trust, Series G	6.750%	BBB-	247,950
115,800	PS Business Parks, Inc., Series L	7.600%	BBB-	2,200,200
155,600	PS Business Parks, Inc.	7.000%	BB+	2,704,328
16,500	Public Storage, Inc., Series F	6.450%	BBB	263,010
14,000	Public Storage, Inc., Series H	6.950%	BBB+	246,260
77,300	Public Storage, Inc., Series Y	6.850%	BBB+	1,693,357
114,120	Public Storage, Inc.	6.750%	Baa1	1,971,994
5,600	Realty Income Corporation	7.375%	BBB-	118,608
53,800	Realty Income Corporation	6.750%	Baa2	1,008,750
30,972	Regency Centers Corporation	7.450%	BBB	573,911
72,909	Regency Centers Corporation	7.250%	BBB-	1,331,318
7,000	Regency Centers Corporation	6.700%	BBB-	123,550
59,800	United Dominion Realty Trust	6.750%	Baa3	1,100,320
38,253	Vornado Realty Trust, Series G	6.625%	BBB-	631,174
209,967	Wachovia Preferred Funding Corporation	7.250%	A2	1,950,593
97,600	Weingarten Realty Investors Series F	6.500%	Baa2	1,756,800
9,100	Weingarten Realty Trust, Series E	6.950%	A-	169,260

	Total Real Estate/Mortgage			34,999,639

	Thrifts & Mortgage Finance – 0.0%

2,951	Harris Preferred Capital Corporation, Series A	7.375%	A1	49,459

	Wireless Telecommunication Services – 2.0%

157,500	United States Cellular Corporation	8.750%	Baa2	2,819,250

	Total $25 Par (or similar) Preferred Securities (cost $218,119,119)			144,874,524

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Capital Preferred Securities – 55.1% (34.0% of Total Investments)

		Capital Markets – 7.7%

4,300		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	$ 3,310,549
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A2	5,305,798
2,340		JPM Chase Capital XXV	6.800%	10/01/37	Aa3	1,798,501
700		MUFG Capital Finance	4.850%	7/25/56	BBB+	648,374

		Total Capital Markets				11,063,222

		Commercial Banks – 21.8%

1,500		AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,498,268
1,800		Abbey National Capital Trust I	8.963%	6/30/50	A+	1,931,576
1,900		AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,547,685
500		Barclays Bank PLC	7.434%	12/15/57	Aa3	407,790
700		BBVA International Unipersonal	5.919%	4/18/58	Aa3	528,443
4,250		Credit Agricole SA	6.637%	5/29/49	Aa3	2,869,868
1,000		First Empire Capital Trust I	8.234%	2/01/27	A3	933,922
500		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	398,747
3,400		HBOS PLC, Series 144A	6.413%	4/01/49	A1	1,921,932
1,000		HBOS PLC, Series 144A	6.657%	11/21/57	A1	566,794
1,000		HT1 Funding, GmbH	6.352%	6/30/57	A-	840,299
2,500		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	2,499,050
1,000		Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	673,279
2,000		Mizuho Financial Group	8.375%	4/27/49	Aa3	1,720,030
2,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	1,215,650
3,000		PNC Preferred Funding Trust III	8.700%	3/15/58	A-	2,679,288
1,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa1	545,318
3,300		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	1,693,312
1,500		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	1,265,070
2,660		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	2,608,715
–	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	2,817,500

		Total Commercial Banks				31,162,536

		Diversified Financial Services – 1.2%

1,300		Fulton Capital Trust I	6.290%	2/01/36	A3	629,700
1,800		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,098,000

		Total Diversified Financial Services				1,727,700

		Diversified Telecommunication Services – 3.7%

5		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	5,276,438

		Insurance – 18.5%

3,450		Ace Capital Trust II	9.700%	4/01/30	Baa1	3,209,897
2,300		AXA SA, 144A	6.463%	12/14/49	BBB+	1,315,621
1,850		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	1,490,443
2,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	1,706,134
1,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	605,161
1,000		MetLife Capital Trust IV	7.875%	12/15/67	BBB+	686,804
2,000		MetLife Capital Trust X	9.250%	4/08/68	BBB+	1,903,000
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	251,822
600		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	325,144
2,400		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	1,828,618
4,500		Progressive Corporation	6.700%	6/15/67	A2	3,672,108
1,500		Prudential Financial Inc.	8.875%	6/15/68	A-	1,414,006
500		Prudential PLC	6.500%	6/29/49	A-	215,357
6,000		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	4,797,528
3,000		XL Capital, Limited	6.500%	10/15/57	BBB	1,772,478
2,000		ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	1,341,962

		Total Insurance				26,536,083

		Real Estate – 0.6%

3,000		CBG Florida REIT Corporation	7.114%	11/15/49	BB+	816,480

		Road & Rail – 1.6%

2,785		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	2,285,995

		Thrifts & Mortgage Finance – 0.0%

3,257		Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	C	20,356
1,516		Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	C	9,475

		Total Thrifts & Mortgage Finance				29,831

		Total Capital Preferred Securities (cost $115,907,774)				78,898,285

Shares	Description (1)	Value

	Investment Companies – 4.8% (2.9% of Total Investments)

69,176	Blackrock Preferred and Corporate Income Strategies Fund	$ 576,928
184,447	Blackrock Preferred Income Strategies Fund	1,538,288
35,368	Blackrock Preferred Opportunity Trust	337,764
230,759	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	1,756,076
126,534	Flaherty and Crumrine/Claymore Total Return Fund Inc.	975,577
161,954	John Hancock Preferred Income Fund III	1,655,170

	Total Investment Companies (cost $16,325,948)	6,839,803

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 1.0% (0.7% of Total Investments)

$500	U.S. Treasury Notes	3.625	10/31/09	AAA	$509,493
1,000	U.S. Treasury Notes (4)	3.125	11/30/09	AAA	1,014,688

$1,500	Total U.S. Government and Agency Obligations (cost $1,517,048)				1,524,181

	Total Investments (cost $351,869,889) – 162.1%				232,136,793

	Borrowings Payable – (11.6)% (5)(6)				(16,650,000)

	Other Assets Less Liabilities – 3.3%				4,683,457

	FundPreferred Shares, at Liquidation Value – (53.8)%(5)				(77,000,000)

	Net Assets Applicable to Common Shares – 100%				$143,170,250

Interest Rate Swaps outstanding at September 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$42,000,000	Receive	1-Month USD-LIBOR	3.815%	Monthly	2/06/10	$(318,377)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000)/Shares rounds to less than $1,000.

(4)	Portion of Investment has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(5)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 7.2% and 32.2%, respectively.

(6)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investments as collateral for Borrowings.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$141,484,332	$90,652,461	$—	$232,136,793
Derivatives*	—	(318,377)	—	(318,377)

Total	$141,484,332	$90,334,084	$—	$231,818,416

* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $352,160,698.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$15,049
Depreciation	(120,038,954)

Net unrealized appreciation (depreciation) of investments	$(120,023,905)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.